Net income per common share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Earnings Per Share Basic And Diluted Table Text Block

(In thousands, except per share information)	2012	2011	2010
Net income	$245,275	$151,325	$137,401
Preferred stock dividends	(3,723)	(3,723)	(310)
Deemed dividend on preferred stock[1]	-	-	(191,667)
Net income (loss) applicable to common stock	$241,552	$147,602	$(54,576)
Average common shares outstanding	102,429,755	102,179,393	88,515,404
Average potential dilutive common shares	223,855	110,103	-
Average common shares outstanding - assuming dilution	102,653,610	102,289,496	88,515,404
Basic and dilutive EPS[2]	$2.35	$1.44	$(0.62)